Operations - Divestments - Sale of Azaleia Empreendimentos e Participacoes S.A. (Azaleia) - Additional Information (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	May 05, 2015	Dec. 31, 2016	Dec. 31, 2018
Disclosure of business perspectives [line items]
Accounts payable from acquisition			R$ 296
Azaleia [member]
Disclosure of business perspectives [line items]
Ownership interest sold	100.00%
Sale consideration received	R$ 30,300
Geo Vision Solues Ambientais E Energia SA [member]
Disclosure of business perspectives [line items]
Accounts payable from acquisition		R$ 39,800
Offset of accounts receivable		41,300
Loss on divestiture		R$ 1,445